Pacific Financial Group MUTUAL FUNDS

PFG American Funds® Conservative Income Strategy Fund	Class R Shares PFCOX
PFG American Funds® Growth Strategy Fund	Class R Shares PFGGX
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Class R Shares PFFFX
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Class R Shares PFFSX
PFG JP Morgan® Tactical Aggressive Strategy Fund	Class R Shares PFSEX
PFG JP Morgan® Tactical Moderate Strategy Fund	Class R Shares PFJDX
PFG BNY Mellon® Diversifier Strategy Fund	Class R Shares PFADX
PFG MFS® Aggressive Growth Strategy Fund	Class R Shares PFSMX
PFG BR Target Allocation Equity Strategy Fund	Class R Shares PFESX
PFG Meeder Tactical Strategy Fund	Class R Shares PFTEX
PFG Tactical Income Strategy Fund	Class R Shares PFTSX
PFG PIMCO Active Core Bond Strategy Fund	Class R Shares PFDOX
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Class R Shares PFFBX
PFG Janus Henderson® Balanced Strategy Fund	Class R Shares PFJHX
PFG Invesco® Equity Factor Rotation Strategy Fund	Class R Shares PFIOX
PFG Global Equity Index Strategy Fund	Class R Shares PFSGX
PFG US Equity Index Strategy Fund	Class R Shares PFSSX

(each a series of Northern Lights Fund Trust)

Supplement dated February 14, 2025 to

the Prospectus and Statement of Additional Information dated August 28, 2024

Please be advised that Connor Rochelle has been named the portfolio manager for all of the PFG Funds.

Accordingly, the section entitled “Portfolio Manager” in the prospectus for each Fund is hereby revised as follows:

Connor Rochelle serves as portfolio manager for the Funds. Mr. Rochelle has served as portfolio manager since February 7, 2025.

Additionally, the following paragraph replaces the disclosure that is currently under the section entitled “Portfolio Manager” under the Management of the Funds’ prospectus:

Connor Rochelle

Mr. Rochelle is a Portfolio Manager for the Adviser. Mr. Rochelle also serves as Portfolio Manager for the Adviser’s affiliate, The Pacific Financial Group, Inc. (“TPFG”), a Washington State investment adviser registered with the Securities and Exchange Commission. Mr. Rochelle joined the Adviser and TPFG in September 2021. Prior to 2021, Mr. Rochelle served as a Senior Investment Operations Analyst at PGIM, Inc.; from 2019 to 2021. Mr. Rochelle has a B.B.A. in Finance and Information Systems from Loyola University Maryland.

The following is added to the section titled “Portfolio Manager” on page 53 of the SAI:

Mr. Connor Rochelle is a Portfolio Manager of the Funds and is responsible for the day-to-day management of the Funds. As of February 7, 2025, he was responsible for the management of the following types of accounts in addition to the PFG Funds:

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Mr. Connor Rochelle
Registered Investment Cos.	0	$0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	5,437	$906,457,732	0	0

The following table is added to the section titled “Portfolio Manager, Ownership of Securities,” on page 54 of the SAI:

The following table shows the dollar range of equity securities beneficially owned by Connor Rochelle in the Funds as of January 31, 2025.

Fund	Dollar Range of Equity Securities in the Fund
Mr. Connor Rochelle
PFG American Funds® Conservative Income Strategy Fund	None
PFG American Funds® Growth Strategy Fund	None
PFG Fidelity Institutional AM® Equity Index Strategy Fund	None
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	None
PFG JP Morgan® Tactical Aggressive Strategy Fund	None
PFG JP Morgan® Tactical Moderate Strategy Fund	None
PFG BNY Mellon® Diversifier Strategy Fund	None
PFG MFS® Aggressive Growth Strategy Fund	None
PFG BR Target Allocation Equity Strategy Fund	None
PFG Meeder Tactical Strategy Fund	None
PFG Tactical Income Strategy Fund	None
PFG PIMCO Active Core Bond Strategy Fund	None
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	None
PFG Janus Henderson® Balanced Strategy Fund	None
PFG Invesco® Equity Factor Rotation Strategy Fund	None
PFG Global Equity Index Strategy Fund	None
PFG US Equity Index Strategy Fund	None

This Supplement and the existing Prospectus dated August 28, 2024, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated August 28, 2024, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Funds at 1-888-451-TPFG.